Document and Entity Information	Dec. 18, 2020
Risk/Return:
Registrant Name	DELAWARE GROUP FOUNDATION FUNDS
Registrant CIK	0001048133
SEC Form	497
Period end date	Dec. 18, 2020
Investment Company Type	N-1A
Amendment Flag	false